Quarterly Holdings Report
for
Fidelity® International Discovery Fund
July 31, 2024
IGI-NPRT3-0924
1.804822.120
Common Stocks - 95.9%
	Shares	Value ($) (000s)
Australia - 2.4%
Aristocrat Leisure Ltd.	1,530,440	54,265
Brazilian Rare Earths Ltd.	3,980,000	6,585
Canva, Inc. Class A (a)(b)	5,900	6,293
CAR Group Ltd.	2,285,469	52,086
IperionX Ltd. (c)(d)(e)	20,109,645	29,195
National Storage REIT unit	38,037,345	61,440
Steadfast Group Ltd.	6,712,311	28,488
TOTAL AUSTRALIA		238,352
Bailiwick of Jersey - 0.5%
JTC PLC (f)	3,740,863	50,591
Belgium - 1.4%
UCB SA	830,020	138,920
Brazil - 1.4%
MercadoLibre, Inc. (c)	54,223	90,493
Nu Holdings Ltd. Class A (c)	3,871,728	46,964
TOTAL BRAZIL		137,457
Canada - 4.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,183,600	72,963
Cameco Corp.	1,033,700	47,049
Canadian Natural Resources Ltd.	3,485,378	123,748
Constellation Software, Inc.	63,191	199,383
Constellation Software, Inc. warrants 3/31/40 (b)(c)	50,942	0
Definity Financial Corp.	504,012	17,530
Lumine Group, Inc. (c)	158,038	4,230
TOTAL CANADA		464,903
China - 0.6%
Chervon Holdings Ltd.	3,976,854	9,101
PDD Holdings, Inc. ADR (c)	390,600	50,344
TOTAL CHINA		59,445
Denmark - 3.7%
Novo Nordisk A/S Series B	2,524,919	334,535
Tryg A/S	1,348,700	29,535
TOTAL DENMARK		364,070
France - 9.5%
Air Liquide SA	759,775	138,627
AXA SA	4,000,431	140,454
BNP Paribas SA	658,933	45,146
EssilorLuxottica SA	431,239	98,802
Hermes International SCA	39,881	87,315
L'Oreal SA	351,703	152,093
LVMH Moet Hennessy Louis Vuitton SE	229,248	161,703
Safran SA	532,200	116,920
TOTAL FRANCE		941,060
Germany - 6.3%
adidas AG	209,900	52,543
Merck KGaA	377,314	67,704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185,686	91,557
Nexus AG	562,762	33,741
Rheinmetall AG	263,742	143,802
SAP SE	621,200	131,334
Siemens AG	551,952	101,061
TOTAL GERMANY		621,742
Hong Kong - 0.4%
AIA Group Ltd.	5,136,126	34,355
Hungary - 0.2%
Richter Gedeon PLC	845,978	24,118
India - 2.8%
360 ONE WAM Ltd.	1,381,869	18,688
Avenue Supermarts Ltd. (c)(f)	505,358	29,792
Computer Age Management Services Private Ltd.	717,700	38,866
HDFC Bank Ltd.	7,338,719	141,817
Larsen & Toubro Ltd.	853,073	38,870
Lenskart Solutions Pvt Ltd. (a)(b)(c)	3,274,000	8,994
Pine Labs Private Ltd. (a)(b)(c)	8,672	2,797
TOTAL INDIA		279,824
Ireland - 2.2%
AIB Group PLC	3,015,660	17,298
Cairn Homes PLC	26,921,493	55,028
Dalata Hotel Group PLC	8,897,302	39,527
Kingspan Group PLC (Ireland)	1,097,670	102,639
TOTAL IRELAND		214,492
Israel - 0.4%
Wix.com Ltd. (c)	252,900	39,433
Italy - 4.9%
BFF Bank SpA (f)	3,138,320	35,493
Davide Campari Milano NV (d)	3,394,037	30,634
Ferrari NV	146,928	60,683
FinecoBank SpA	1,616,874	27,473
Prysmian SpA	1,041,486	71,619
Recordati SpA	215,407	11,738
UniCredit SpA	5,935,034	243,780
TOTAL ITALY		481,420
Japan - 19.2%
Capcom Co. Ltd.	2,547,702	54,456
Daiichi Sankyo Co. Ltd.	1,818,049	74,045
Disco Corp.	69,600	23,274
Fast Retailing Co. Ltd.	355,280	97,933
Fuji Electric Co. Ltd.	1,135,500	63,868
Hitachi Ltd.	11,442,960	247,244
Hoya Corp.	694,943	87,077
Itochu Corp.	3,156,571	161,880
Keyence Corp.	129,062	56,434
Mitsubishi Heavy Industries Ltd.	5,841,700	70,019
Mitsubishi UFJ Financial Group, Inc.	8,721,999	100,742
Mitsui & Co. Ltd.	3,313,100	76,877
Murata Manufacturing Co. Ltd.	1,103,500	24,551
ORIX Corp.	5,081,138	122,911
Pan Pacific International Holdings Ltd. (d)	2,045,633	53,816
Renesas Electronics Corp.	7,030,259	121,088
Shin-Etsu Chemical Co. Ltd.	3,512,978	156,084
Sony Group Corp.	907,050	80,563
Sumitomo Mitsui Financial Group, Inc.	1,089,013	78,641
Taiyo Yuden Co. Ltd.	718,600	21,594
Timee, Inc.	232,400	2,249
Tokio Marine Holdings, Inc.	1,768,226	69,373
Tokyo Seimitsu Co. Ltd.	398,100	27,757
Visional, Inc. (c)(d)	360,400	18,958
TOTAL JAPAN		1,891,434
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	131,337	17,091
Korea (South) - 2.2%
Samsung Electronics Co. Ltd.	1,657,870	101,545
SK Hynix, Inc.	826,980	117,485
TOTAL KOREA (SOUTH)		219,030
Luxembourg - 0.3%
CVC Capital Partners PLC (f)	1,626,100	30,542
Netherlands - 7.3%
ASML Holding NV (Netherlands)	348,194	320,496
BE Semiconductor Industries NV	723,294	93,269
EXOR NV	211,600	21,664
IMCD NV	224,001	32,243
ING Groep NV (Certificaten Van Aandelen)	4,820,287	87,493
Topicus.Com, Inc.	101,012	8,894
Universal Music Group NV	973,154	23,185
Wolters Kluwer NV	768,069	128,926
TOTAL NETHERLANDS		716,170
Puerto Rico - 0.0%
Liberty Latin America Ltd. Class C (c)	409,756	4,343
Spain - 1.1%
CaixaBank SA	16,781,777	97,875
Puig Brands SA Class B	336,200	9,387
TOTAL SPAIN		107,262
Sweden - 3.4%
ASSA ABLOY AB (B Shares)	1,443,455	43,959
Indutrade AB	3,645,846	107,035
Investor AB (B Shares)	4,718,600	133,858
Kry International AB (a)(b)(c)	4,183	107
Lagercrantz Group AB (B Shares)	2,923,515	49,302
TOTAL SWEDEN		334,261
Switzerland - 0.9%
Partners Group Holding AG	65,832	88,839
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,659,000	195,101
United Kingdom - 12.2%
3i Group PLC	3,316,742	133,435
AstraZeneca PLC (United Kingdom)	996,540	158,321
BAE Systems PLC	8,746,645	145,878
Baltic Classifieds Group PLC	4,754,200	16,563
Big Yellow Group PLC	1,838,537	28,599
Cab Payments Holdings Ltd. (d)	400,673	468
Compass Group PLC	4,989,026	153,637
Diageo PLC	664,480	20,675
Flutter Entertainment PLC (c)	313,695	62,003
Games Workshop Group PLC	420,200	55,639
JD Sports Fashion PLC	11,510,700	19,474
London Stock Exchange Group PLC	1,067,021	129,884
RELX PLC (London Stock Exchange)	2,331,485	110,040
Sage Group PLC	3,722,673	51,973
Starling Bank Ltd. Series D (a)(b)(c)	6,223,100	25,360
Zegona Communications PLC (c)	20,350,692	91,043
TOTAL UNITED KINGDOM		1,202,992
United States of America - 5.7%
CRH PLC	1,191,726	101,604
Linde PLC	211,623	95,971
Microsoft Corp.	57,940	24,239
Nestle SA (Reg. S)	371,803	37,661
NVIDIA Corp.	170,110	19,906
Samsonite International SA (f)	9,300,083	26,843
Schneider Electric SA	512,200	123,458
Shell PLC (London)	3,758,799	137,060
TOTAL UNITED STATES OF AMERICA		566,742
TOTAL COMMON STOCKS (Cost $6,471,152)		9,463,989

Convertible Preferred Stocks - 0.7%
	Shares	Value ($) (000s)
Australia - 0.0%
Canva, Inc.:
Series A (a)(b)	931	993
Series A2 (a)(b)	169	180
TOTAL AUSTRALIA		1,173
China - 0.4%
ByteDance Ltd. Series E1 (a)(b)(c)	131,235	30,160
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	727,754	3,333
TOTAL CHINA		33,493
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(c)	87,239	11,754
India - 0.2%
Pine Labs Private Ltd.:
Series 1 (a)(b)(c)	20,726	6,686
Series A (a)(b)(c)	5,179	1,671
Series B (a)(b)(c)	5,635	1,818
Series B2 (a)(b)(c)	4,558	1,470
Series C (a)(b)(c)	8,478	2,735
Series C1 (a)(b)(c)	1,786	576
Series D (a)(b)(c)	1,910	616
TOTAL INDIA		15,572
Sweden - 0.0%
Kry International AB Series E (a)(b)(c)	24,162	817
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $77,597)		62,809

Money Market Funds - 4.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	376,963,819	377,039
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	18,278,960	18,281
TOTAL MONEY MARKET FUNDS (Cost $395,320)		395,320

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,944,069)	9,922,118
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(55,809)
NET ASSETS - 100.0%	9,866,309

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,360,000 or 1.1% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,261,000 or 1.8% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

Canva, Inc. Class A	3/18/24	6,293

Canva, Inc. Series A	9/22/23	993

Canva, Inc. Series A2	9/22/23	180

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Lenskart Solutions Pvt Ltd.	4/30/24	9,023

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	264,603	2,128,015	2,015,579	8,251	-	-	377,039	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	31,747	482,039	495,505	342	-	-	18,281	0.1%
Total	296,350	2,610,054	2,511,084	8,593	-	-	395,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
IperionX Ltd.	13,105	3,778	41	-	19	12,334	29,195
Zegona Communications PLC	122	36,973	87	-	29	54,006	-
Total	13,227	40,751	128	-	48	66,340	29,195

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.